Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 257,609	$ 16,761	[1]
Deferred offering costs			5,134	[1]
Prepaid expenses and other current assets		1,268	378	[1]
Total current assets		258,877	22,273	[1]
Property, plant and equipment, net		40,648	26,529	[1]
Mineral interests		17,339	17,125	[1]
Equipment deposits		6,073	3,060	[1]
Lease right-of-use assets		355	30	[1]
Other non-current assets		33	52	[1]
Total assets		323,325	69,069	[1]
Current liabilities
Accounts payable		1,829	1,823	[1]
Accrued liabilities		13,424	3,071	[1]
Derivative liability			1,164	[1]
Notes payable			831	[1]
Finance and operating leases, current		426	23	[1]
Other			13	[1]
Total current liabilities		15,679	6,925
Deferred grants		8,200	8,200	[1]
Finance and operating leases, non-current		884		[1]
Earnout liabilities		166,087		[1]
Warrant liabilities		177,785		[1]
Total liabilities		368,635	15,125	[1]
Commitments and contingencies (Note 8)				[1]
Mezzanine equity
12% Series A Cumulative Convertible Preferred Stock subject to possible redemption		13,272	21,173	[1]
Subscription receivable			(1,250)	[1]
Total mezzanine equity	[2]	13,272	19,923	[1]
Stockholders’ (deficit) equity
Common Stock		11	6	[1]
Additional paid-in-capital		276,615	104,244	[1]
Accumulated deficit		(337,180)	(72,872)	[1]
Non-controlling interest		1,972	2,643	[1]
Total stockholders' (deficit) equity	[3]	(58,582)	34,021	[1],[2]
Total liabilities, mezzanine equity, and stockholders' (deficit) equity		$ 323,325	$ 69,069	[1]

[1]	Recast
[2]	Beginning balance amounts are recast as of January 1, 2025. The shares of the Company’s preferred stock prior to the Merger have been retrospectively recast to reflect the change in the capital structure as a result of the Merger.
[3]	Beginning balance amounts are recast as of January 1, 2025. The shares of the Company’s common stock prior to the Merger have been retrospectively recast to reflect the change in the capital structure as a result of the Merger.